                              ING SERIES FUND, INC.
                           ING Balanced Fund ("Fund")

                    Supplement dated January 19, 2006 to the
          Class A, Class B and Class C Prospectus, Class I Prospectus,
              and Class O Prospectus, each dated September 30, 2005

     In conjunction with the reorganization and merger of ING Equity Bond Fund into the Fund, effective December 5, 2005, the advisory and sub-advisory fees are reduced. The Prospectuses are hereby amended as follows:

  1. The information relating to the Fund in the tables entitled "Operating Expenses Paid Each Year by the Funds," and the corresponding "Examples" under the section entitled "What You Pay to Invest" beginning on pages 27 and 29, respectively, of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS

  CLASS A

                                                                                                      WAIVERS,
                                               DISTRIBUTION                      TOTAL FUND        REIMBURSEMENTS
                            MANAGEMENT         AND SERVICE         OTHER          OPERATING             AND                NET
FUND                           FEES            (12b-1) FEES     EXPENSES(2)       EXPENSES          RECOUPMENT(3)        EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ING Balanced       %           0.75                0.25             0.28             1.28                --                 1.28

  CLASS B

                                                                                    TOTAL             WAIVERS,
                                               DISTRIBUTION                         FUND           REIMBURSEMENTS
                            MANAGEMENT         AND SERVICE         OTHER          OPERATING             AND                 NET
FUND                           FEES            (12b-1) FEES     EXPENSES(2)       EXPENSES          RECOUPMENT(3)        EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ING Balanced       %           0.75                1.00             0.28             2.03                --                 2.03

  CLASS C

                                                                                    TOTAL             WAIVERS,
                                               DISTRIBUTION                         FUND           REIMBURSEMENTS
                            MANAGEMENT         AND SERVICE         OTHER          OPERATING             AND                 NET
FUND                           FEES            (12b-1) FEES     EXPENSES(2)       EXPENSES          RECOUPMENT(3)        EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ING Balanced       %           0.75                1.00             0.28             2.03                --                 2.03


EXAMPLES

  CLASS A

FUND                                       1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------
ING Balanced                    $           698                958               1,237             2,031

  CLASS B

                                           IF YOU SELL YOUR SHARES                         IF YOU DON'T SELL YOUR SHARES
                               ---------------------------------------------------------------------------------------------------
         FUND                  1 YEAR       3 YEARS      5 YEARS      10 YEARS      1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
ING Balanced             $       706          937          1,293        2,166         206          637          1,093        2,166

  CLASS C

                                           IF YOU SELL YOUR SHARES                         IF YOU DON'T SELL YOUR SHARES
                               -------------------------------------------------- ------------------------------------------------
         FUND                  1 YEAR       3 YEARS      5 YEARS      10 YEARS      1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
ING Balanced             $       306          637          1,093        2,358         206          637          1,093        2,358

  2. The information relating to the Fund in the table under the section entitled "Management of the Funds - Adviser" found on page 40 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

                FUND                                             MANAGEMENT FEES
                ----------------------------------------------------------------
                ING Balanced                                          0.75%

  3. The information relating to the Fund in the tables entitled "Operating Expenses Paid Each Year by the Funds," and the corresponding "Examples" under the section entitled "What You Pay to Invest" on pages 27 and 28, respectively, of the Class I Prospectus is hereby deleted and replaced with the following:

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS

  CLASS I

                                                                                                      WAIVERS,
                                               DISTRIBUTION                      TOTAL FUND        REIMBURSEMENTS
                            MANAGEMENT         AND SERVICE         OTHER          OPERATING             AND                NET
FUND                           FEES            (12b-1) FEES     EXPENSES(2)       EXPENSES          RECOUPMENT(3)        EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ING Balanced       %           0.75                ---              0.28             1.03                --                 1.03

EXAMPLES

CLASS I FUND                               1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------
ING Balanced                    $           105                328               569               1,259

  4. The information relating to the Fund in the table under the section entitled "Management of the Funds - Adviser" found on page 35 of the Class I Prospectus is hereby deleted and replaced with the following:

                FUND                                             MANAGEMENT FEES
                ----------------------------------------------------------------
                ING Balanced                                          0.75%

  5. The information relating to the Fund in the tables entitled "Annual Fund Operating Expenses," and the corresponding "Example" on pages 27 and 28, respectively, of the Class O Prospectus is hereby deleted and replaced with the following:

  ANNUAL FUND OPERATING EXPENSES

                                                                                                      WAIVER,
                                                                                   TOTAL          REIMBURSEMENT
                            MANAGEMENT            SERVICE          OTHER         OPERATING             AND                NET
                               FEES            (12b-1) FEES      EXPENSES(2)      EXPENSES         RECOUPMENT(3)        EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                  0.75%               0.25%            0.28%            1.28%               --               1.28%

  EXAMPLE

FUND                                                1 YEAR                 3 YEARS               5 YEARS              10 YEARS
------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                          $              130                    406                   702                  1,545


  6. The information relating to the Fund in the table under the section entitled "Management of the Funds - Adviser " found on page 20 of the Class O Prospectus is hereby deleted and replaced with the following:

                FUND                                             MANAGEMENT FEES
                ----------------------------------------------------------------
                Balanced                                              0.75%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURN REFERENCE

                              ING SERIES FUND, INC.
                           ING Balanced Fund ("Fund")

                    Supplement dated January 19, 2006 to the
                     Class A, Class B, Class C, Class I, and
         Class R Shares Statement of Additional Information ("SAI"), and
                Class O Shares SAI each dated September 30, 2005

         In conjunction with the reorganization and merger of ING Equity Bond Fund into the Fund, effective December 5, 2005, the advisory and sub-advisory fees are reduced. Each SAI is hereby amended as follows:

1. The information relating to the Fund in the table under the section entitled "Adviser Fees" beginning on page 62 of the Class A, Class B, Class C, Class I and Class R Shares SAI and on page 55 of the Class O Shares SAI is hereby deleted and replaced with the following:

       FUNDS                 ADVISORY FEE
       ---------------------------------------------------------------------------------------------------
       Balanced              0.750% on the first $500 million of the Fund's average daily net assets;
                             0.675% on the next $500 million of the Fund's average daily net assets; and
                             0.650% on the Fund's average daily net assets in excess of $1 billion.

2. The information relating to the Fund in the table under the section entitled "Sub-Advisory Agreements" beginning on page 66 of the Class A, Class B, Class C, Class I and Class R Shares SAI and page 57 an of the Class O Shares SAI is hereby deleted and replaced with the following:

       FUNDS                 SUB-ADVISORY FEE
       ---------------------------------------------------------------------------------------------------
       Balanced              0.338% on the first $500 million of the Fund's average daily net assets;
                             0.304% on the next $500 million of the Fund's average daily net assets; and
                             0.293% on the Fund's average daily net assets in excess of $1 billion.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE